FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents our financial assets and liabilities measured at fair value on a recurring basis at June 11, 2013 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	June 11, 2013	December 25, 2012
Deferred compensation plan investments (life insurance policies)	2	$9,262	$5,586
Deferred compensation plan investments (mutual funds)	1	$—	$2,216
Deferred compensation plan liabilities	2	$(9,643)	$(8,415)

The following tables present our financial assets and liabilities measured at fair value on a recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Deferred compensation plan investments (life insurance policies)	2	$6,159	$5,586
Deferred compensation plan investments (mutual funds)	1	$—	$2,216
Deferred compensation plan liabilities	2	$(7,023)	$(8,415)

Schedule of Non-Financial Assets Measured at Fair Value on Non-Recurring Basis

The following table presents our non-financial assets measured at fair value on a non- recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Long-lived assets held for sale	2	$1,850	$—